First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 75.8%
	Chemicals – 1.3%
142,300	Westlake Chemical Partners, L.P. (a)	$3,218,826
	Gas Utilities – 0.9%
99,500	Suburban Propane Partners, L.P. (a)	2,253,675
	Independent Power & Renewable Electricity Producers – 5.7%
14,800	Brookfield Renewable Partners, L.P. (CAD) (a)	722,554
231,160	NextEra Energy Partners, L.P. (a) (b)	13,122,953
		13,845,507
	Oil, Gas & Consumable Fuels – 67.9%
474,280	Alliance Resource Partners, L.P. (a)	4,287,491
245,441	BP Midstream Partners, L.P. (a)	3,541,714
1,138,960	Energy Transfer, L.P. (a) (c)	14,339,506
1,599,864	Enterprise Products Partners, L.P. (a) (c)	41,228,495
530,217	Holly Energy Partners, L.P. (a)	12,104,854
467,689	Magellan Midstream Partners, L.P. (a) (c)	28,706,751
170,100	MPLX, L.P. (a)	4,090,905
119,100	Phillips 66 Partners, L.P. (a)	6,959,013
884,700	Plains All American Pipeline, L.P. (a) (c)	14,730,255
483,700	Shell Midstream Partners, L.P. (a)	9,504,705
619,556	TC PipeLines, L.P. (a) (c)	24,732,676
		164,226,365
	Total Master Limited Partnerships	183,544,373
	(Cost $182,809,604)
COMMON STOCKS – 58.2%
	Electric Utilities – 6.0%
24,800	American Electric Power Co., Inc. (a) (c)	2,584,656
17,800	Duke Energy Corp. (a) (c)	1,737,814
7,800	Emera, Inc. (CAD) (a)	347,505
8,300	Eversource Energy (c)	767,252
45,003	Exelon Corp. (c)	2,141,693
2,700	NextEra Energy, Inc. (c)	724,140
172,500	PPL Corp.	6,242,775
		14,545,835
	Multi-Utilities – 5.4%
14,801	CMS Energy Corp. (c)	1,014,017
154,881	Public Service Enterprise Group, Inc. (c)	9,168,955
17,000	Sempra Energy (c)	2,730,880
		12,913,852
	Oil, Gas & Consumable Fuels – 46.8%
541,985	Enbridge, Inc. (a) (c)	22,042,530
126,493	Equitrans Midstream Corp. (a)	1,223,187
238,400	Inter Pipeline, Ltd. (CAD) (a)	3,972,132
84,604	Keyera Corp. (CAD) (a)	2,207,478
1,132,628	Kinder Morgan, Inc. (a) (c)	23,637,946
242,061	ONEOK, Inc.	18,123,107
551,136	TC Energy Corp. (a) (c)	30,213,276
573,717	Williams (The) Cos., Inc. (c)	11,870,205
		113,289,861
	Total Common Stocks	140,749,548
	(Cost $138,770,751)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
16,418	CorEnergy Infrastructure Trust, Inc. (a)	$748,661
	(Cost $519,995)
	Total Investments – 134.3%	325,042,582
	(Cost $322,100,350) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(235)	American Electric Power Co., Inc.	$(2,449,170)	$105.00	Mar 2020	(38,775)
(148)	CMS Energy Corp.	(1,013,948)	65.00	Mar 2020	(50,320)
(170)	Duke Energy Corp.	(1,659,710)	100.00	Apr 2020	(21,590)
(2,300)	Enbridge, Inc.	(9,354,100)	42.50	Jul 2020	(121,900)
(6,000)	Energy Transfer, L.P.	(7,554,000)	14.00	Apr 2020	(102,000)
(3,000)	Enterprise Products Partners, L.P.	(7,731,000)	27.00	Mar 2020	(105,000)
(3,148)	Enterprise Products Partners, L.P.	(8,112,396)	30.00	Mar 2020	(15,740)
(83)	Eversource Energy	(767,252)	95.00	Mar 2020	(7,885)
(450)	Exelon Corp.	(2,141,550)	49.00	Apr 2020	(37,125)
(3,700)	Kinder Morgan, Inc.	(7,721,900)	23.00	Jun 2020	(81,400)
(1,000)	Magellan Midstream Partners, L.P.	(6,138,000)	65.00	Apr 2020	(57,500)
(27)	NextEra Energy, Inc.	(724,140)	250.00	Mar 2020	(52,947)
(1,847)	Plains All American Pipeline, L.P.	(3,075,255)	19.00	Mar 2020	(18,470)
(1,548)	Public Service Enterprise Group, Inc.	(9,164,160)	65.00	Mar 2020	(15,480)
(170)	Sempra Energy	(2,730,880)	165.00	Mar 2020	(40,800)
(2,300)	TC Energy Corp.	(12,608,600)	55.00	Feb 2020	(178,250)
(2,500)	TC PipeLines, L.P.	(9,980,000)	45.00	Mar 2020	(82,500)
(1,402)	Williams (The) Cos., Inc.	(2,900,738)	24.00	Feb 2020	(3,505)
(3,635)	Williams (The) Cos., Inc.	(7,520,815)	25.00	Feb 2020	(3,635)
(700)	Williams (The) Cos., Inc.	(1,448,300)	23.00	Mar 2020	(7,700)
	Total Call Options Written				(1,042,522)
	(Premiums received $1,337,918)

Outstanding Loans – (36.0)%	(87,000,000)
Net Other Assets and Liabilities – 2.1%	4,968,566
Net Assets – 100.0%	$241,968,626

(a)	All or a portion of this security serves as collateral on the outstanding loans.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Aggregate cost for federal income tax purposes was $299,441,220. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,416,939 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,858,099. The net unrealized appreciation was $24,558,840. The amounts presented are inclusive of derivative contracts.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 183,544,373	$ 183,544,373	$ —	$ —
Common Stocks*	140,749,548	140,749,548	—	—
Real Estate Investment Trusts*	748,661	748,661	—	—
Total Investments	$ 325,042,582	$ 325,042,582	$—	$—
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,042,522)	$ (764,372)	$ (278,150)	$ —

*	See Portfolio of Investments for industry breakout.